UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California       February 12, 2002


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    $8,465,462 (K)

List of Other Included Managers:           None

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
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS     SOLE    SHARED    NONE
AMERICAN HOME PRODS CORP       COMMON           026609107   690190 11248210 SH       SOLE                        0  5875010  5373200
AMERICAN INTL GROUP INC        COMMON           026874107   831056 10466695 SH       SOLE                        0  5410184  5056511
ANHEUSER BUSCH COS INC         COMMON           035229103   685060 15152848 SH       SOLE                        0  7545548  7607300
DISNEY WALT CO                 COM DISNEY       254687106   270167 13038953 SH       SOLE                        0  6857333  6181620
ELECTRONIC DATA SYS NEW        COMMON           285661104   598833  8735704 SH       SOLE                        0  4553004  4182700
FEDERAL NATL MTG ASSN          COMMON           313586109   819519 10308414 SH       SOLE                        0  5374510  4933904
GANNETT INC                    COMMON           364730101   688439 10240062 SH       SOLE                        0  5381662  4858400
GENERAL ELEC CO                COMMON           369604103   454825 11347921 SH       SOLE                        0  5941308  5406613
GOLDMAN SACHS GROUP INC        COMMON           38141G104   444940  4797200 SH       SOLE                        0  2501100  2296100
HEINZ H J CO                   COMMON           423074103   252757  6146818 SH       SOLE                        0  3417668  2729150
INTERNATIONAL BUSINESS M       COMMON           459200101   352605  2915058 SH       SOLE                        0  1526058  1389000
PEPSICO INC                    COMMON           713448108   433191  8896926 SH       SOLE                        0  4632126  4264800
PROCTER & GAMBLE CO            COMMON           742718109   505111  6383305 SH       SOLE                        0  3313505  3069800
WAL MART STORES INC            COMMON           931142103   656643 11409950 SH       SOLE                        0  5929350  5480600
WELLS FARGO & CO NEW           COMMON           949746101   782126 17992318 SH       SOLE                        0  9383018  8609300